DEBENTURES (Schedule of Maturities of Debentures) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Repayment schedule (carrying amount):
Accretion of carrying amount to principal amount	$ (17,043)	$ (13,005)
Carrying amount	$ 169,196	$ 52,059
Debentures Series D [Member]
Debt Instrument [Line Items]
Interest rate	8.00%	8.00%
Repayment schedule (carrying amount):
2016		$ 5,906
2017	$ 5,977
2018
2019
2020
2021
2022 and on
Total	$ 5,977	$ 5,906
Debentures Series F [Member]
Debt Instrument [Line Items]
Interest rate	7.80%	7.80%
Repayment schedule (carrying amount):
2016		$ 851
2017	$ 238
2018
2019
2020
2021
2022 and on
Total	$ 238	$ 851
Debentures Series G [Member]
Debt Instrument [Line Items]
Interest rate	2.79%
Repayment schedule (carrying amount):
2017
2018
2019
2020	34,776
2021	34,776
2022 and on	52,165
Total	$ 121,717
Jazz's Notes [Member]
Debt Instrument [Line Items]
Interest rate	8.00%	8.00%
Repayment schedule (carrying amount):
2016
2017
2018	58,307	58,307
2019
2020
2021
2022 and on
Total	58,307	58,307
Total outstanding principal amounts of debentures [Member]
Repayment schedule (carrying amount):
2016		6,757
2017	6,215
2018	58,307	58,307
2019
2020	34,776
2021	34,776
2022 and on	52,165
Total	$ 186,239	$ 65,064